EMPLOYEE FUTURE BENEFITS (Details 2) CAD in Millions, $ in Millions	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Fair value of plan assets at end of period	CAD 223.3		CAD 208.6
Pension Plans, Defined Benefit [Member]
Projected benefit obligation at end of period	331.8		329.4	CAD 317.2
Fair value of plan assets at end of period	223.3		208.6	199.9
Funded status	(108.5)	$ (108.5)	(120.8)
Pension Plans, Defined Benefit [Member] | Accounts Payable and Accrued Liabilities [Member]
Funded status	(8.3)		(8.2)
Pension Plans, Defined Benefit [Member] | Employee Future Benefits [Member]
Funded status	(100.6)		(112.6)
Pension Plans, Defined Benefit [Member] | Other Assets [Member]
Funded status	0.4		0.0
Other Benefit Plans [Member]
Projected benefit obligation at end of period	172.9		176.3	151.8
Fair value of plan assets at end of period	0.0		0.0	CAD 0.0
Funded status	(172.9)	$ (172.9)	(176.3)
Other Benefit Plans [Member] | Accounts Payable and Accrued Liabilities [Member]
Funded status	(6.4)		(6.5)
Other Benefit Plans [Member] | Employee Future Benefits [Member]
Funded status	(166.5)		(169.8)
Other Benefit Plans [Member] | Other Assets [Member]
Funded status	CAD 0.0		CAD 0.0